SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS (Details)	6 Months Ended
Jun. 30, 2026
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Affiliate of a shareholder of the Company
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	Shareholder of the Company
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company	CEO of Elong Power
Beijing Danwu Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	Entity controlled by Ms. Xiaodan Liu, Chief Executive Officer of the Company; not part of the Company’s consolidated group.